Derivatives - Gains/(Losses) on Derivatives Associated with Interest Rate Risk Management Activities (Details) - Hedging Instruments And Hedged Items - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Interest Rate Contracts Hedging | Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) related to interest rate derivatives	$ 1,779	$ (10,703)	$ (22,969)
Customer Interest Rate Contracts Hedging | Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) related to interest rate derivatives	(1,779)	10,699	22,969
Debt Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) related to interest rate derivatives	(1,648)	(7,766)	(3,552)
Debt Hedging | Term Borrowings
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) related to term borrowings	$ 1,622	$ 7,582	$ 3,429